Subsequent Events - Exchange rates and crude oil prices (Detail) $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended
	Aug. 28, 2026 MXN ($) $ / $ $ / bbl	Jun. 30, 2026 MXN ($) $ / $	Jun. 30, 2025 MXN ($)	Jun. 30, 2026 MXN ($) $ / $ $ / bbl	Jun. 30, 2025 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $		17.4700		17.4700
Foreign exchange income, net | $		$ 49,267,052	$ 134,685,055	$ 40,331,652	$ 119,627,066
Average prices of crude oil exports | $ / bbl				67.20
Percentage of increase in crude oil price				18.90%
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Currency exchange rate | $ / $	16.9660
Appreciation of the value of the peso in U.S. dollars terms	2.90%
Foreign exchange income, net | $	$ 34,669,572
Average prices of crude oil exports | $ / bbl	79.90